UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2011

Date of reporting period: 03/31/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc. *	2,429	$ -
TOTAL COMMON STOCK (Cost $7,362)		-

CONVERTIBLE CORPORATE BONDS - (11.28%)	Principal	Value

Commercial Services - (1.71%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$ 1,334,000	$ 1,207,270

Electrical Components & Equipment - (4.94%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	5,588,000	3,485,515

Energy-Alternate Sources - (4.63%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	3,405,000	3,264,544

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,974,457)		7,957,329

CORPORATE BONDS - (83.13%)

Banks - (9.72%)
Ally Financial, Inc. 8.00%, 11/01/2031	3,211,000	3,565,562
CIT Group, Inc., 7.00%, 05/01/2017	3,288,102	3,292,212
		6,857,774
Business Development Companies - (3.15%)
American Capital Ltd., 7.96%, 12/31/2013	2,150,000	2,217,983

Diversified Financial Services - (11.91%)
Capmark Financial Group, Inc., 5.875%, 5/10/2012 **	6,286,000	2,917,986
Icahn Enterprises LP, 8.00%, 01/15/2018	3,229,000	3,317,798
International Lease Finance Corp., 5.625%, 09/20/2013	2,133,000	2,167,661
		8,403,445
Entertainment - (4.95%)
American Casino & Entertainment Properties LLC, 11.00%, 06/15/2014	3,282,000	3,491,227

Home Builders - (7.79%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,178,000	3,376,625
Standard Pacific Corp., 10.75%, 09/15/2016	1,820,000	2,120,300
		5,496,925
Lodging - (9.86%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	3,190,000	3,624,638
MGM Resorts International, 11.375%, 03/01/2018	2,999,000	3,328,890
		6,953,528
Miscellaneous Manufacturing - (3.54%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	2,455,000	2,497,962

Oil & Gas - (7.31%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	225,000	236,250
Callon Petroleum Co., 13.00%, 09/15/2016	707,250	779,743
EXCO Resources, Inc., 7.50%, 09/15/2018	1,900,000	1,928,500
McMoRan Exploration Co., 11.875%, 11/15/2014	2,012,000	2,213,200
		5,157,693
Oil & Gas Services- (7.94%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	1,760,000	1,797,400
Global Industries Ltd., 2.75%, 08/01/2027	4,714,000	3,806,555
		5,603,955

CORPORATE BONDS - (83.13%) (continued)	Principal	Value

Telecommunications - (16.14%)
ITC Deltacom, Inc., 10.50%, 04/01/2016	$ 1,962,000	$ 2,163,105
Level 3 Financing, Inc., 9.25%, 11/01/2014	3,394,000	3,470,365
MetroPCS Wireless, Inc., 7.875%, 9/01/2018	2,025,000	2,166,750
Sprint Capital Corp., 8.75%, 03/15/2032	3,368,000	3,582,710
		11,382,930
Transportation - (0.82%)
PHI, Inc., 8.625%, 10/15/2018	555,000	580,669

TOTAL CORPORATE BONDS (Cost $53,234,525)		58,644,091

SHORT-TERM INVESTMENTS - (3.95%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.25% ***	2,782,205	$ 2,782,205
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,782,205)		2,782,205

TOTAL INVESTMENTS (Cost $63,998,549) - 98.36%		$ 69,383,625

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.64%		1,159,105

NET ASSETS - 100.00%		$ 70,542,730

* Non-income producing security.
** Represents issuer in default on interest payment; non-income producing debt security.
*** Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

SMH REPRESENTATION TRUST

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ -	$ -	$ -
Convertible Corporate Bonds (c)	-	7,957,329	7,957,329
Corporate Bonds (c)	-	58,644,091	58,644,091
Short-Term Investments	-	2,782,205	2,782,205
Total	$ -	$ 69,383,625	$ 69,383,625

(a) As of and during the nine month period ended March 31, 2011, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(c) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities.  For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

During the nine month period ended March 31, 2011, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2011, no securities were fair valued.

 (2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 64,048,825	$ 5,666,924	$ (332,124)	$ 5,334,800

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to differing book/tax treatments of income on contingent convertible bonds.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	May 26, 2011